Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (Parenthetical) - shares			12 Months Ended
	Jun. 22, 2018	May 09, 2018	Dec. 31, 2017
Cohuborate, Ltd [Member]
Number of shares issued during period		257,200
Qwizdom, Inc [Member]
Number of shares issued during period	142,857
Boxlight Group [Member] | Series C Preferred Stock [Member]
Number of shares issued during period			270,000